Subsequent events (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2020 aircraft	Dec. 31, 2019 USD ($) aircraft	Jan. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Feb. 28, 2019 USD ($)	Oct. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)
Subsequent Event [Line Items]
Share repurchase program, authorized amount | $		$ 100,000,000		$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000
Subsequent Event
Subsequent Event [Line Items]
Share repurchase program, authorized amount | $			$ 250,000,000
Capital Addition Purchase Commitments
Subsequent Event [Line Items]
Number of forward orders		299
Capital Addition Purchase Commitments | Flight Equipment
Subsequent Event [Line Items]
Number of forward orders		297
Airbus 320 neoFamily Aircraft | Capital Addition Purchase Commitments | Flight Equipment | Subsequent Event
Subsequent Event [Line Items]
Number of forward orders	50